LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Aug. 16, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 368,101	$ 57,763			¥ 278,138
Accumulated amortization	(30,866)	(4,843)			(22,765)
Land use rights, net	¥ 337,235	$ 52,920	¥ 36,013	$ 5,651	¥ 255,373